Group companies (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Significant Investments In Subsidiaries [Abstract]
Summary of Full List of Subsidiaries of Group

In accordance with Section 409 of the Companies Act 2006, a full list of subsidiaries, the address of the registered offices and effective percentages of equity owned as at December 31, 2020 are disclosed below.

All subsidiaries are wholly owned

Name	Place of incorporation and operation	Registered Address	Principal technology area	Proportion of ownership interest
Silence Therapeutics GmbH	Germany	Robert-Rössle-Strasse 10, 13125 Berlin, Germany	RNA therapeutics	100%
Silence Therapeutics (London) Ltd	England	27 Eastcastle Street, London W1W 8DH, England	Dormant	100%
Innopeg Ltd	England	27 Eastcastle Street, London W1W 8DH, England	Dormant	100%
Silence Therapeutics Inc.	USA	434 West 33rd Street, Office 814, New York, NY 10001	RNA therapeutics	100%